PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2018	2017
Original cost:
Land and Buildings (including facility infrastructure)	$347,798	$343,247
Machinery and equipment	2,482,609	2,282,042
	$2,830,407	$2,625,289
Accumulated depreciation:
Buildings (including facility infrastructure)	$(224,796)	$(215,515)
Machinery and equipment	(1,948,377)	(1,774,650)
	$(2,173,173)	$(1,990,165)

	$657,234	$635,124

Schedule of Leased Property Under Capital Leases
The following is the composition of the leased equipment under capital lease agreements included under “machinery and equipment” above:

	As of December 31,
	2018	2017
Original cost - machinery and equipment	$53,441	$16,630
Accumulated depreciation - machinery and equipment	(5,500)	(306)
	$47,941	$16,324